Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Current assets:
Cash and cash equivalents (Refer Note 30- VIE)	$ 4,397,373		$ 1,496,144		$ 3,686,741
Accounts receivable, net of allowance for doubtful accounts (Refer Note 30- VIE)	97,128		194,197		255,175
Balances with government authorities	472,097		427,702		3,962,822
Short term investments			298,495
Prepaid expenses (Refer Note 30- VIE)	184,868		1,445,336		909,828
Other current assets (Refer Note 30- VIE)	338,271		523,746		1,150,209
Assets held for sale	527,784		629,908		923,176
Total current assets	6,017,521		5,059,696		11,074,173
Property and equipment, net	1,147,427		1,558,980		2,728,523
Operating lease right-of-use assets	1,067,777		1,290,608		1,694,201
Intangible assets, net	7,458		18,393		33,412
Long term investments (Refer Note 30- VIE)	25,295		91,947		158,455
Balances with government authorities, (Refer Note 30- VIE)	3,940		18,126		248,321
Prepaid expenses (Refer Note 30- VIE)	274,331		326,109
Other non-current assets	1,001,612		808,739		425,669
Total assets	9,545,361		9,172,598		16,458,331
Current liabilities:
Accounts payable (Refer Note 30- VIE)	20,639,479		14,279,152		6,547,978
Current maturities of long-term debt	2,973,192		5,049,483		1,415,861
Current portion of operating lease liabilities	312,491		365,542		466,669
Finance lease liabilities	4,015,692		5,738,239		1,257,423
Contract Liabilities (Refer Note 30- VIE)	689,018		716,091		786,572
Current portion of pension and other employee obligations (Refer Note 30- VIE)	146,976		183,655		146,006
Unsecured Convertible Note	7,017,543
Derivative financial instruments	7,950,503
Other current liabilities (Refer Note 30- VIE)	2,875,156		2,783,618		2,933,032
Total current liabilities	46,772,485		31,296,055		14,608,428
Long-term debt, less current portion					3,039,200
Operating lease liabilities, less current portion	847,700		1,009,681		1,284,755
Finance lease liabilities, less current portion					5,098,262
Pension and other employee obligations, less current portion (Refer Note 30- VIE)	347,930		491,449		438,808
Preferred stock warrant liability					1,190,691
Convertible promissory note					10,944,727
Senior Subordinated Convertible Promissory Notes					17,422,132
Unsecured Convertible Note			10,067,601
Derivative financial instrument					14,373,856
Total liabilities	47,968,115		42,864,786		68,400,859
Commitments and contingencies (Note 32)
Redeemable non controlling interest					25,114,751
Mezzanine equity:
Preferred stock, $0.0001 par value (refer note 24)					168,974,437
Stockholders’ deficit:
Common stock, Value	34	[1]	3	[1],[2],[3]		[2],[3]
Additional paid-in capital	280,780,005		272,063,319		22,142,565
Accumulated deficit	(321,357,119)		(307,551,502)		(270,002,280)
Accumulated other comprehensive income	2,154,326		1,795,992		1,827,999
Total stockholders’ deficit	(38,422,754)		(33,692,188)		(246,031,716)
Total liabilities and stockholders’ deficit	9,545,361		9,172,598		16,458,331
Related parties
Current assets:
Short term investments with related parties					166,540
Other current assets with related parties			44,168		19,682
Long term investments with related parties					95,577
Current liabilities:
Accounts payable towards related parties	152,435		152,435
Current portion of long-term debt from related parties					1,054,887
Unsecured promissory note to related parties			$ 2,027,840

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)